Inventoried Costs, Net (Tables)	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventoried costs, net
Inventoried costs were composed of the following:

	December 31
($ in millions)	2013	2012
Production costs of contracts in process	$218	$198
General and administrative expenses	2	3
	220	201
Progress payments received	—	(1)
	220	200
Raw material inventory	91	88
Total inventoried costs, net	$311	$288